Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	Inventories
The amount of inventory recognized as an expense in "Cost of net sales" in the Consolidated Income Statement during 2024 amounted to $3.0 billion (2023: $2.9 billion, 2022: $2.7 billion). The amount of inventory recognized as an expense in "Cost of other revenues" in the Consolidated Income Statement during 2024 amounted to $71 million (2023: $67 million, 2022: $59 million).

($ millions)	2024	2023
Raw material, consumables	438	434
Work in progress	199	197
Finished products	1,631	1,691
Total inventories	2,268	2,322
Alcon recognized inventory provisions and write-downs amounting to $217 million in 2024 (2023: $206 million, 2022: $200 million) and reversed inventory provisions amounting to $64 million in 2024 (2023: $88 million, 2022: $72 million). Inventory provisions mainly relate to the adjustment of inventory balances to their net realizable value based on the forecasted sales. Reversals are made when the products become salable.